Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,296,745	$ 4,653,473	$ 4,445,436
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	4,387,016	4,164,320	3,959,887
Cost of retirement of utility plant, net	(436,120)	(302,340)	(307,375)
Deferred taxes and investment tax credits	2,410,468	2,720,657	1,884,235
Other noncash items, net	35,865	(42,938)	95,658
Changes in assets and liabilities which provided (used) cash:
Accounts receivable and customer deposits, net	(51,234)	(189,410)	320,981
Inventories and gas in storage	3,394,448	899,295	2,287,340
Over/under-recovery of gas costs	(1,042,670)	(2,309,284)	(2,987,087)
Other assets	(418,598)	882,148	(640,846)
Accounts payable, customer credit balances and accrued expenses, net	(792,879)	207,423	(1,939,425)
Total adjustments	7,486,296	6,029,871	2,673,368
Net cash provided by operating activities	11,783,041	10,683,344	7,118,804
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures for utility property	(8,683,658)	(7,589,386)	(5,973,586)
Proceeds from disposal of utility property	32,943	284	10,265
Net cash used in investing activities	(8,650,715)	(7,589,102)	(5,963,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on collection of note	277,770	87,000	87,000
Proceeds from issuance of stock	774,696	1,118,975	1,031,998
Cash dividends paid	(3,226,350)	(3,094,418)	(2,951,211)
Net cash used in financing activities	(2,173,884)	(1,888,443)	(1,832,213)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	958,442	1,205,799	(676,730)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	7,951,429	6,745,630	7,422,360
CASH AND CASH EQUIVALENTS AT END OF YEAR	8,909,871	7,951,429	6,745,630
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	1,783,918	1,799,459	1,807,863
Income taxes paid (refunded)	525,000	(705,000)	1,329,000
Non-cash transactions:
Note received for reimbursement of expenses		$ 381,540